[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

April 30, 2014	91322.00003

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 1

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC (“MSSB”), Depositor of the Morgan Stanley Global Investment Solutions — Contrarian Candidates Portfolio, Series 1 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a single portfolio consisting of shares of common stocks selected by the Depositor using a set of objective selection criteria. The structure and operation of the Trust will be substantially similar to Invesco Unit Trusts, Series 1409 which was sponsored by Invesco Capital Markets, Inc. and was filed and became effective on January 28, 2014 (Registration No. 333-193230) and Equity Focus Trusts — Strategic S&P Industrial Portfolio, 2007 Series C which was sponsored by Citigroup Global Markets Inc. and was filed and became effective on September 5, 2007 (Registration No. 333-143638). This is the first unit investment trust that MSSB proposes to sponsor.

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days.  Please note that we intend to file both a Notification of Registration on Form N-8A as well as a Registration Statement on Form N-8B-2 for the Trust shortly.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky

for PAUL HASTINGS LLP

Enclosures
cc: Scott Richardson